Note 18 - Acquisition/Sales of Assets and Interests, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Oct. 31, 2013	Apr. 30, 2011	Mar. 31, 2010	Oct. 30, 2013 Innova S.A. [Member]	Apr. 30, 2011 Innova S.A. [Member]	Mar. 21, 2011 BRF Biorefino de Lubrificantes S.A [Member]	Mar. 01, 2011 Logum Logística S.A [Member]	May 02, 2011 San Lorenzo Refinery [Member]	May 04, 2010 San Lorenzo Refinery [Member]	Nov. 24, 2010 Operations in Ecuador [Member]	Jan. 12, 2011 Companhia Mexilhão do Brasil - CMB [Member]	May 31, 2011 Cia Energética Suape II [Member]	Sep. 30, 2010 Cia Energética Suape II [Member]	May 06, 2011 Albacora Japão Petróleo Ltda [Member]
Business Acquisition [Line Items]
Percentage owned				100.00%			49.00%	20.00%			30.00%	100.00%		20.00%
Acquisition Cost	$ 332
Payment for acquisition		104	228		104	228						72	31		6
Sales points and associated wholesaler clients									360	360
Sale, amount									102
Loss in operations due to the uncertainties involving the process				$ 54							$ 53